Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	£ 228,787	£ 208,544
Cash collateral and settlement balances	184,167	124,519
Debt securities at amortised cost	56,579	55,153
Loans and advances at amortised cost to banks	12,336	9,036
Loans and advances at amortised cost to customers	144,094	141,750
Reverse repurchase agreements and other similar secured lending at amortised cost	12,238	17,662
Trading portfolio assets	208,712	189,743
Financial assets at fair value through the income statement	211,836	185,002
Derivative financial instruments	303,238	252,192
Financial assets at fair value through other comprehensive income	48,286	42,818
Investments in associates and joint ventures	15	14
Goodwill and intangible assets	1,674	1,303
Property, plant and equipment	1,668	1,603
Current tax assets	278	376
Deferred tax assets	2,804	2,936
Retirement benefit assets	3,231	3,240
Assets included in disposal groups classified as held for sale	0	5,932
Other assets	4,162	3,650
Total assets	1,424,105	1,245,473
Liabilities
Deposits at amortised cost from banks	19,683	20,393
Deposits at amortised cost from customers	334,150	324,358
Cash collateral and settlement balances	181,227	116,811
Repurchase agreements and other similar secured borrowing at amortised cost	20,013	18,651
Debt securities in issue	62,773	57,229
Subordinated liabilities	43,252	45,239
Trading portfolio liabilities	76,473	56,829
Financial liabilities designated at fair value	320,350	293,527
Derivative financial instruments	291,770	240,757
Current tax liabilities	719	611
Deferred tax liabilities	1	1
Retirement benefit liabilities	153	157
Provisions	723	766
Other liabilities	8,460	7,831
Total liabilities	1,359,747	1,183,160
Equity
Called up share capital and share premium	2,346	2,346
Other equity instruments	10,972	10,446
Other reserves	(5)	(179)
Retained earnings	51,045	49,700
Total equity	64,358	62,313
Total liabilities and equity	£ 1,424,105	£ 1,245,473